Income Per Share	3 Months Ended
Mar. 31, 2019
Successor [Member]
Income Per Share

15. INCOME PER SHARE

Basic income per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted income per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

Predecessor

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented (in thousands except shares and per share amounts):

2018
Period from January 1 to March 31
Weighted average basic common shares outstanding	345,457,000
Dilutive potential common shares	24,543,000
Weighted average dilutive common shares outstanding	370,000,000
Basic:
Net Income	5,793
Less: Earnings allocated to participating securities	198
Net income available to basic common shares	5,991
Basic earnings per common share	0.02
Diluted:
Net Income	5,793
Less: Earnings allocated to participating securities	185
Net income available to diluted common shares	5,978
Diluted earnings per common share	0.02

Successor

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in thousands except shares and per share amounts).

Weighted average ordinary shares outstanding:

Date	Transaction Detail	Changes in Shares	Weighted Average Ordinary Shares Outstanding
December 31, 2018	Opening balance		85,562,769
January 9, 2019	Other	33,796	30,792
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
March 31, 2019	Ending Balance		86,893,775

Weighted average ordinary shares outstanding	86,893,775
Non-vested, participating restricted shares	760,000
Shares for use in allocation of participating earnings	87,653,775

Basic earnings per share (EPS):

Period from January 1 to March 31, 2019
Net income	$13,174
Less dividends to:	-
Ordinary Shares	-
Non-vested participating shares	-
Undistributed Successor Period Earnings	$13,174

Allocation of Undistributed Earnings to Ordinary Shares	$13,060
Allocation of Undistributed Earnings to Nonvested Shares	$114

Ordinary Shares
Distributed Earnings	$-
Undistributed Earnings	0.15
Total	$0.15

Diluted earnings per share (EPS):

Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$13,060	86,893,775	$0.15

Add-back:
Undistributed earnings allocated to nonvested shareholders	114	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-	-

Less:
Undistributed earnings reallocated to nonvested shareholders	(114)

Diluted EPS — Ordinary shares	$13,060	86,893,775	$0.15

Warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS as they are anti-dilutive.